INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Associates and joint ventures
Current assets	R$ 41,404,342		R$ 39,744,996
Non-current assets	147,647,770		148,558,073
Total Assets	189,052,112		188,303,069
Current Liabilities	23,996,797		23,714,991
Non-current Liabilities	85,765,217		R$ 88,002,933
Net operating revenue	2,433,579	R$ 2,970,201
Net Profit/ (Loss)	R$ 2,716,375	R$ 1,609,139